                            EATON VANCE BALANCED FUND
                              EATON VANCE LARGE-CAP
                                    CORE FUND
                              EATON VANCE LARGE-CAP
                                   VALUE FUND
                              EATON VANCE SMALL-CAP
                                   GROWTH FUND
                              EATON VANCE SMALL-CAP
                                   VALUE FUND
                               EATON VANCE SPECIAL
                                  EQUITIES FUND
                           EATON VANCE UTILITIES FUND

                                  Supplement to
                       Statement of Additional Information
                                dated May 2, 2005


THE  FOLLOWING   REPLACES  THE  LAST  SENTENCE  OF  THE  THIRD  PARAGRAPH  UNDER
"CALCULATION OF NET ASSET VALUE":

Most mortgage-backed securities ("MBS") and other debt securities normally are valued by an independent pricing service. The pricing services consider various factors relating to securities and/or market transactions to determine market value. Seasoned MBS (which are MBS that include loans that have had a history of refinancing opportunities) within certain weighted average maturity and coupon ranges are valued by a matrix pricing system administered by the investment adviser. The matrix pricing system also considers various factors relating to MBS and market transactions to determine market value.





June 1, 2005